Basic and Diluted Net Loss per Share - Schedule of Basic and Diluted Net Loss Per Share (Details)		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Basic and Diluted Net Loss per Share [Abstract]
Net loss attributable to the Jayud Global Logistics Limited’s ordinary shareholders (in Dollars and Yuan Renminbi)		¥ (35,600,849)	$ (5,064,996)	¥ (49,570,199)	¥ (72,576,740)
Denominator:
Weighted average number of Ordinary Shares - basic	[1]	2,286,572	2,286,572	581,715	418,490
Net loss per Ordinary Share – basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (15.57)	$ (2.22)	¥ (85.21)	¥ (173.43)
Net loss per Ordinary Share – diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (15.57)	$ (2.22)	¥ (85.21)	¥ (173.43)

[1]	Retrospectively restated for effect of share combination on September 9, 2025 (see Note 17).